Dividends on Ordinary Shares - Additional Information (Detail) - GBP (£)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Dividends On Ordinary Shares [abstract]
Dividends declared and paid	£ 0	£ 164,000,000